Lease (Details) - Schedule of weighted average lease terms and discount rates for all of operating leases	Dec. 31, 2022
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2 years 4 months 24 days
Weighted average discount rate	5.00%